UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2022

Item #1. Reports to Stockholders.

INDEX	Formidable ETF and Formidable Fortress ETF (the “Formidable ETFs”)

ANNUAL REPORT

For the Period Ended March 31, 2022

Formidable ETF*
Formidable Fortress ETF**

* Commencement of Operations April 29, 2021

** Commencement of Operations July 21, 2021

ANNUAL REPORT

Formidable ETF

To Formidable ETF (“Fund”) Investors,

With this being our first annual letter, let us begin by thanking you for your interest and support.

Operations for the Fund began in April 2021, therefore our comments do not reflect a full year. However, despite the brevity of operations, the Fund has been tested by disparate market environments. We performed relatively well in an environment where interest rates began to normalize and the prospect of economic growth improved. The Fund underperformed as growth concerns increased and interest rates portended sluggish growth due to the emergence of new Covid variants. As attention shifted from Covid to the Federal Reserve’s pivot on inflation from transitory to sustained, the Fund performed well.

From inception through March 31, 2022, the Fund gained 5.08% at Market (4.93% at NAV) versus a 1.36% loss for the S&P Midcap 400® Index, a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The largest contributor to the Fund’s returns was the inflation-sensitive sleeve; from a sector perspective, these are Energy and Materials stocks. The Fund also benefited from its hedging strategy, particularly early in 2022 as markets began to decline with the Fed’s hawkish pivot. Detractors for the Fund were predominantly in the smaller cap portion of the Fund’s allocation; since inception, smaller cap stocks have underperformed larger cap stocks by almost 10% within broad market indices.

As we prepare to enter the second year of the Fund’s operation, we do not believe the challenges faced by investors will be any easier. We do not state this lightly, as Q1 of 2022 was the worst quarter since the early 1980s for financial assets as whole according to some metrics, with both equities and bonds, long considered a source of capital protection during drawdowns, both meaningfully lower.

We have repositioned in anticipation of what may be an environment where the effects of unprecedented fiscal and monetary policy begin to wane. Our top-down framework has the Fund positioned for a disinflationary environment, where inflation may be stubbornly high though lower than its current extreme levels. Similarly, we expect economic growth to be positive but lower than current elevated levels for the remainder of 2022. Accordingly, we have reduced our weighting in more economically sensitive areas. We have also been more aggressive in call writing to generate income and have maintained exposure to tail hedging via puts on an index of high-yield bonds, which we believe to be an inexpensive way to protect against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown CEO and Portfolio Manager	Adam Eagleston, CFA CIO and Portfolio Manager

ANNUAL REPORT

Formidable ETF

Disclosures

This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC

ANNUAL REPORT

FORMIDABLE ETF

Total Return Since Inception 4/29/2021 to 3/31/22
Formidable ETF	4.93%
S&P Midcap 400® Index	(1.36%)

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P Midcap 400® Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

ANNUAL REPORT

Formidable ETF

Portfolio Compositionas of March 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Materials	15.83%
Industrial	13.20%
Financial	12.65%
Consumer Staples	11.95%
Communication Services	8.39%
Real Estate	6.92%
Healthcare	6.40%
Utilities	5.86%
Consumer Discretionary	4.85%
Energy	4.13%
Information Technology	1.48%
Purchased Options:
Put Options	0.25%
Total Investments	91.91%

Options Written:
Call Options	(0.43%	)
Total Options Written	(0.43%	)

See Notes to Financial Statements

ANNUAL REPORT

Formidable ETF

Schedule of InvestmentsMarch 31, 2022

	Security Description	Shares	Fair Value
91.66%	COMMON STOCKS

8.39%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	9,330	$747,426
	Radius Global Infrastructure, Inc.*^	50,985	728,066
	Meta Platforms, Inc.*^	3,196	710,663
			2,186,155

4.85%	CONSUMER DISCRETIONARY
	PetMed Express, Inc.^	28,474	734,629
	RCI Hospitaliy Holdings, Inc.^	8,606	528,925
			1,263,554

11.95%	CONSUMER STAPLES
	Altria Group, Inc.^	24,333	1,271,399
	British American Tobacco PLC^	24,994	1,053,747
	Sanderson Farms, Inc.	4,205	788,396
			3,113,542

4.13%	ENERGY
	Energy Transfer LP^	51,579	577,169
	The Williams Cos., Inc.	14,964	499,947
			1,077,116

12.65%	FINANCIAL
	Altitude Acquisition Corp.*	74,994	746,190
	Apollo Global Management, Inc.	9,427	584,380
	Bridgetown Holdings, Ltd.*	72,007	709,989
	Genworth Financial, Inc.*	235,542	890,349
	Pershing Square Tontine Holdings, Ltd.*	18,364	365,260
			3,296,168

6.40%	HEALTH CARE
	Bristol-Myers Squibb Co.	12,905	942,452
	Royalty Pharma PLC^	18,592	724,344
			1,666,796

Formidable ETF

Schedule of Investments - continuedMarch 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Shares	Fair Value
13.20%	INDUSTRIAL
	Acacia Research Corp.*	385,979	$1,740,765
	Flux Power Holdings, Inc.*	237,869	635,110
	Maxar Technologies, Inc.^	26,972	1,064,315
			3,440,190

1.48%	INFORMATION TECHNOLOGY
	Accenture PLC	1,141	384,780

15.83%	MATERIALS
	Lithium Americas Corp.*^	38,115	1,467,046
	SilverCrest Metals, Inc.*^	104,866	934,356
	Wheaton Precious Metals Corp.^	23,264	1,106,901
	Yamana Gold, Inc.^	110,221	615,033
			4,123,336

6.92%	REAL ESTATE
	American Tower Corp.	1,609	404,213
	CatchMark Timber Trust, Inc.	75,080	615,656
	Iron Mountain, Inc.	7,553	418,512
	Sun Communities, Inc.	2,080	364,603
			1,802,984

5.86%	UTILITIES
	Algonquin Power & Utilities Corp.	33,208	515,388
	Brookfield Infrastructure Partners LLP	15,264	1,010,935
			1,526,323

91.66%	TOTAL COMMON STOCKS
	(Cost: $24,235,351)		23,880,944

See Notes to Financial Statements

ANNUAL REPORT

Formidable ETF

Schedule of Investments - continuedMarch 31, 2022

0.25%	PURCHASED OPTIONS

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBoxx High Yield Group ETF^	2,500	$19,750,000	$79.00	4/14/2022	$25,000
	iShares iBoxx High Yield Group ETF^	500	$4,000,000	80.00	4/14/2022	8,000
	iShares iBoxx High Yield Group ETF^	1,000	$8,100,000	81.00	4/14/2022	33,000
						66,000

0.25%	TOTAL PURCHASED OPTIONS					66,000
	(Cost: $336,970)

91.91%	TOTAL INVESTMENTS
	(Cost: $24,572,321)					23,946,944
8.09%	Other assets, net of liabilities					2,108,436
100.00%	NET ASSETS					$26,055,380

*Non-income producing

^All or a portion of the security is held as collateral for options written.

Formidable ETF

Schedule of Investments - continuedMarch 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

(0.43%)	OPTIONS WRITTEN

	CALL OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

	Yamana Gold Inc.	400	$(240,000)	$6.00	04/14/22	$(2,400)
	British American Tobacco	50	(250,000)	50.00	04/14/22	(250)
	Energy Transfer LP	100	(110,000)	11.00	04/14/22	(4,300)
	Meta Platforms Inc.	5	(125,000)	250.00	04/14/22	(220)
	Meta Platforms Inc.	10	(260,000)	260.00	05/20/22	(3,000)
	Lithium Americas Corp.	75	(281,250)	37.50	04/14/22	(23,250)
	Lithium Americas Corp.	50	(200,000)	40.00	05/20/22	(20,200)
	Maxar Technologies Inc.	50	(150,000)	30.00	04/14/22	(47,500)
	Altria Group, Inc.	35	(192,500)	55.00	04/14/22	(350)
	PetMed Express, Inc.	75	(262,500)	35.00	05/20/22	(2,063)
	Radius Global Infrastructure, Inc.	150	(262,500)	17.50	05/20/22	(2,550)
	RCI Hospitality Holdings, Inc.	25	(200,000)	80.00	05/20/22	(1,500)
	Royalty Pharma plc	35	(157,500)	45.00	04/14/22	(210)
	SilverCrest Metals, Inc.	350	(437,500)	12.50	05/20/22	(3,500)
	Wheaton Precious Metals Corp.	50	(300,000)	60.00	05/20/22	(1,100)
	TOTAL CALL OPTIONS WRITTEN					(112,393)
	(Premiums received: $(41,347))

	TOTAL OPTIONS WRITTEN					$(112,393)
	(Premiums received: $(41,347))

ANNUAL REPORT

Formidable Fortress ETF

(unaudited)

To Formidable Fortress ETF (“Fund”) Investors,

With this being our first annual letter, let us begin by thanking you for your interest and support.

Operations for the Fund began in July 2021, therefore our comments do not reflect a full year. However, despite the brevity of operations, the Fund has been tested by disparate market environments.

During the first partial year of operations, the Fund lagged the S&P 500® Index (“Index”), a market-capitalization-weighted index of the 500 largest publicly traded companies in the U.S., declining 2.00% at Market (-2.15% at NAV) versus a 7.25% gain for the Index. Sector selection was approximately flat, with an underweight in Energy (the Fund’s quantitative screening seldom identifies energy companies as attractive) the largest detractor. This was offset by underweights in the lagging Communications Services and Consumer Discretionary sectors. Security selection, specifically in Consumer Staples, accounted for over half of the Fund’s underperformance. Selection in Consumer Discretionary was also a headwind, as was the Fund’s hedging program, which did not add value in a market that was generally upward biased. However, we did have two companies in the portfolio that were the target of takeover bids, one in Real Estate and one in Communication Services, both of which added to performance.

The quantitative portion of the process drives the Fund’s investable universe. However, within this process, we have discretion to place a greater emphasis on certain factors not considered quantitatively. To that end, we have looked to further diversify the Fund from a sector perspective. We have also placed a greater emphasis on valuation in light of the market’s waning enthusiasm for more highly valued companies. We think these tactical decisions are prudent in light of the macroeconomic environment our top-down framework suggests is likely to face us during the remainder of 2022.

We have also been more aggressive in call writing to generate income and have maintained the Fund’s exposure to tail hedging via put spreads on an exchange-traded fund (ETF) that tracks the Index, which we believe to be an inexpensive way to protect against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown CEO and Portfolio Manager	Adam Eagleston, CFA CIO and Portfolio Manager

ANNUAL REPORT

Formidable Fortress ETF

Disclosures (unaudited)

This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC

ANNUAL REPORT

Formidable FUNDS

Important Disclosure Statement

The Formidable ETF and Formidable Fortress ETF (the “Funds”) prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 833-600-5704 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Formidable Asset Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2022 and are subject to change at any time. For most recent information, please call 833-600-5704.

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

(unaudited)

Total Return Since Inception 7/21/2021 to 3/31/22
Formidable Fortress ETF	(2.15%)
S&P 500® Index	7.25%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

Formidable Fortress ETF

Portfolio Compositionas of March 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Healthcare	21.33%
Industrial	19.80%
Information Technology	14.07%
Financial	13.79%
Real Estate	8.02%
Communications Services	8.01%
Consumer Staples	7.09%
Consumer Discretionary	6.97%
Purchased Options:
Put Options	0.20%
Total Investments	99.28%

Options Written:
Put Options	(0.08%	)
Call Options	(0.17%	)
Total Options Written	(0.25%	)

See Notes to Financial Statements

ANNUAL REPORT

Formidable Fortress ETF

Schedule of InvestmentsMarch 31, 2022

	Security Description	Shares	Fair Value
99.08%	COMMON STOCKS

8.01%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	12,279	$983,671
	Take-Two Interactive Software, Inc.*	3,791	582,828
			1,566,499

6.97%	CONSUMER DISCRETIONARY
	Gentex Corp.	16,763	488,977
	Ollie’s Bargain Outlet Holdings, Inc.*^	11,223	482,140
	Terminix Global Holdings, Inc.*	8,593	392,099
			1,363,216

7.09%	CONSUMER STAPLES
	Monster Beverage Corp.*^	9,886	789,891
	The Boston Beer Co., Inc.*	1,534	595,913
			1,385,804

13.79%	FINANCIAL
	Erie Indemnity Co.	3,298	580,877
	First American Financial Corp.	7,379	478,307
	Houlihan Lokey, Inc.	5,451	478,598
	MarketAxess Holdings, Inc.	1,136	386,467
	The Progressive Corp.	6,773	772,054
			2,696,303

21.33%	HEALTHCARE
	Abiomed, Inc.*	1,206	399,475
	Bio-Rad Laboratories, Inc.*	683	384,686
	Chemed Corp.	979	495,913
	Regeneron Pharmaceuticals, Inc.*	1,417	989,661
	United Therapeutics Corp.*	2,839	509,345
	Vertex Pharmaceuticals, Inc.*	3,076	802,744
	West Pharmaceutical Services, Inc.	1,430	587,315
			4,169,139

Formidable Fortress ETF

Schedule of Investments - continuedMarch 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Security Description	Shares	Fair Value
19.80%	INDUSTRIAL
	A.O. Smith Corp.	5,969	$381,359
	Expeditors International of Washington, Inc.	5,659	583,782
	Fastenal Co.^	13,262	787,763
	Graco, Inc.	5,572	388,480
	Landstar System, Inc.	2,560	386,125
	Robert Half International, Inc.	6,672	761,809
	Snap-on, Inc.	2,827	580,892
			3,870,210

14.07%	INFORMATION TECHNOLOGY
	Amdocs Ltd.	7,180	590,268
	Automatic Data Processing, Inc.	3,464	788,199
	Cisco Sysems, Inc.^	17,635	983,328
	Maximus, Inc.	5,172	387,641
			2,749,436

8.02%	REAL ESTATE
	Gaming and Leisure Properties, Inc.	12,581	590,426
	Public Storage	2,504	977,261
			1,567,687

99.08%	TOTAL COMMON STOCKS
	(Cost: $19,738,184)		19,368,294

See Notes to Financial Statements

ANNUAL REPORT

Formidable Fortress ETF

Schedule of Investments - continuedMarch 31, 2022

0.20%	PURCHASED OPTIONS

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	225	$8,775,000	$390.00	5/20/2022	$38,700

0.20%	TOTAL PURCHASED OPTIONS					38,700
	(Cost: $255,666)

99.28%	TOTAL INVESTMENTS
	(Cost: $19,993,850)					19,406,994
0.72%	Other assets, net of liabilities					141,319
100.00%	NET ASSETS					$19,548,313

*Non-income producing

^All or a portion of the security is held as collateral for options written.

-0.25%	OPTIONS WRITTEN

-0.08%	PUT OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	225	$(7,875,000)	$350.00	05/20/22	$(14,850)

	TOTAL PUT OPTIONS WRITTEN					$ (14,850)
(Premiums received: $(103,729))

Formidable Fortress ETF

Schedule of Investments - continuedMarch 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

-0.17%	CALL OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Cisco Systems, Inc.	25	$(150,000)	$60.00	04/14/22	$(100)
	Fastenal Co.	50	(275,000)	55.00	04/14/22	(27,500)
	Monster Beverage Corp.	15	(142,500)	95.00	04/14/22	(525)
	Monster Beverage Corp.	15	(142,500)	95.00	05/20/22	(375)
	Ollie’s Bargain Outlet Holdings	20	(100,000)	50.00	04/14/22	(300)
	Robert Half International	5	(67,500)	135.00	05/20/22	(300)
	Vertex Pharmaceuticals, Inc.	5	(155,000)	310.00	05/20/22	(500)
	West Pharmaceutical Service	10	(470,000)	470.00	05/20/22	(2,800)
	TOTAL CALL OPTIONS WRITTEN					(32,400)
	(Premiums received: $(11,772))

-0.25%	TOTAL OPTIONS WRITTEN					$(47,250)
	(Premiums received: $(115,501))

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF FUNDS

Statements of Assets and LiabilitiesMarch 31, 2022

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at fair value* (Note 1)	$23,946,944	$19,406,994
Cash	2,174,173	989,228
Cash held at broker	19,166	111,042
Receivable for securities sold	—	2,464,922
Dividends receivable	53,181	4,187
TOTAL ASSETS	26,193,464	22,976,373

LIABILITIES
Payable for securities purchased	—	3,366,695
Accrued advisory fees (Note 2)	25,691	14,115
Put options written, at fair value**	—	14,850
Call options written, at fair value***	112,393	32,400
TOTAL LIABILITIES	138,084	3,428,060
NET ASSETS	$26,055,380	$19,548,313

Net Assets Consist of:
Paid-in capital	$27,547,201	$20,236,884
Distributable earnings	(1,491,821)	(688,571)
Net Assets	$26,055,380	$19,548,313

NET ASSET VALUE PER SHARE
Net Assets	$26,055,380	$19,548,313
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,000,000	800,000
Net Asset Value and Offering Price Per Share	$26.06	$24.44

* Identified cost of:	$24,572,321	$19,993,850
** Premiums received of:	$41,347	$103,729
*** Premiums received of:	$—	$11,772

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF FUNDS

Statements of Operations

	Formidable ETF April 29, 2021* through March 31, 2022	Formidable Fortress ETF July 21, 2021* through March 31, 2022
INVESTMENT INCOME
Dividend	$453,177 (1)	$129,027
Total investment income	453,177	129,027

EXPENSES
Investment Advisory fees (Note 2)	244,038	103,663
Total expenses	244,038	103,663

Net investment income (loss)	209,139	25,364

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	1,716,434	(112,071)
Net realized gain (loss) on put options purchased	(433,701)	(40,800)
Net realized gain (loss) on put options written	(19,489)	(20,772)
Net realized gain (loss) on call options written	336,267	108,017
Total net realized gain (loss)	1,599,511	(65,626)
Change in unrealized appreciation (depreciation) of investments	(354,407)	(369,890)
Change in unrealized appreciation (depreciation) of put options purchased	(270,970)	(216,966)
Change in unrealized appreciation (depreciation) of put options written	(71,046)	(20,628)
Change in unrealized appreciation (depreciation) of call options written	—	88,879
Total change in unrealized appreciation (depreciation) of investments	(696,423)	(518,605)
Net realized and unrealized gain (loss)	903,088	(584,231)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,112,227	$(558,867)

*Commencement of Operations

(1)Net of foreign tax withheld of $8,161.

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

	Formidable ETF April 29, 2021* through March 31, 2022	Formidable Fortress ETF July 21, 2021* through March 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$209,139	$25,364
Net realized gain (loss) on investments, options purchased and options written	1,599,511	(65,626)
Change in unrealized appreciation (depreciation) of investments, options purchased and options written	(696,423)	(518,605)
Increase (decrease) in net assets from operations	1,112,227	(558,867)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(166,818)	(24,124)
Decrease in net assets from distributions	(166,818)	(24,124)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	38,442,165	20,762,093
Distributions reinvested	—	—
Cost of shares redeemed	(13,332,194)	(630,789)
Increase (decrease) in net assets from capital stock transactions	25,109,971	20,131,304

NET ASSETS
Increase (decrease) during period	26,055,380	19,548,313
Beginning of period	—	—

End of period	$26,055,380	$19,548,313

*Commencement of Operations

FORMIDABLE ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

ANNUAL REPORT

April 29, 2021* through March 31, 2022
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.23
Net realized and unrealized gain (loss) on investments	1.00
Total from investment activities	1.23
Distributions
Net investment income	(0.17)
Total distributions	(0.17)
Net asset value, end of period	$26.06
Total Return**	4.93%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses	1.19%
Net investment income (loss)	1.02%
Portfolio turnover rate****	172.44%
Net assets, end of period (000’s)	$26,055

(1)Per share amounts calculated using the average shares outstanding during the period.

*Commencement of Operations.

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets has been annualized.

****Portfolio turnover rate is for the period April 29, 2021 through March 31, 2022 and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

July 21, 2021* through March 31, 2022
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.04
Net realized and unrealized gain (loss) on investments	(0.57)
Total from investment activities	(0.53)
Distributions
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$24.44
Total Return**	(2.15%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	0.89%
Net investment income (loss)	0.22%
Portfolio turnover rate****	35.71%
Net assets, end of period (000’s)	$19,548

(1)Per share amounts calculated using the average shares outstanding during the period.

*Commencement of Operations.

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets has been annualized.

****Portfolio turnover rate is for the period July 21, 2021 through March 31, 2022 and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial StatementsMarch 31, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF (the “Formidable Fund”) commenced operations on April 29, 2021 and the Formidable Fortress ETF (the “Formidable Fortress Fund”) commenced operations on July 21, 2021.

The Funds’ objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

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Notes to Financial Statements - continuedMarch 31, 2022

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Formidable ETF Assets
Common Stocks	$23,880,944	$—	$—	$23,880,944
Put Options Purchased	—	66,000	—	66,000
	$23,880,944	$66,000	$—	$23,946,944
Liabilities
Call Options Written	$—	$(112,393)	$—	$(112,393)

Formidable Fortress ETF Assets
Common Stocks	$19,368,294	$—	$—	$19,368,294
Put Options Purchased	—	38,700	—	38,700
	$19,368,294	$38,700	$—	$19,406,994
Liabilities
Put Options Written	$—	$(14,850)	$—	$(14,850)
Call Options Written	—	(32,400)	—	(32,400)
	$—	$(47,250)	$—	$(47,250)

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period ended March 31, 2022. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the period ended March 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules.

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Notes to Financial Statements - continuedMarch 31, 2022

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended March 31, 2022, reclassifications were as follows:

	Formidable ETF	Formidable Fortress ETF
Distributable earnings	$(2,437,231)	$(105,580)
Paid-in capital	2,437,231	105,580

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$260,600
Formidable Fortress ETF	10,000	$250	$244,400

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Derivatives

The Funds’ derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Funds’ may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). The Fund will “cover” the position by either continuing to own the security on which the option was written or by otherwise segregating assets sufficient to satisfy applicable regulatory requirements pertaining to having sufficient assets to offset any liability created by the covered call that was written. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

The following are the derivatives held by each Fund on March 31, 2022.

Fund	Derivative	Fair Value Asset Derivatives
Formidable ETF	Purchased Options – Put	$66,000	*
Formidable Fortress ETF	Purchased Options – Put	38,700	*

Fund	Derivative	Fair Value Liability Derivatives
Formidable ETF	Written Options – Call	$(112,393	)***

Formidable Fortress ETF	Written Options – Call	(32,400	)***
	Written Options – Put	(14,850	)**
		$(47,250)

*Statements of Assets and Liabilities location: Investments at fair value.

**Statements of Assets and Liabilities location: Put options written, at fair value.

***Statements of Assets and Liabilities location: Call options written, at fair value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended March 31, 2022 is as follows:

Statement of Operations Location	Formidable ETF	Formidable Fortress ETF
Realized gain (loss) on put options purchased	$(433,701)	$(40,800)
Realized gain (loss) on put options written	(19,489)	(20,772)
Realized gain (loss) on call options written	336,267	108,017
Change in unrealized appreciation (depreciation) of put options purchased	(270,970)	(216,966)
Change in unrealized appreciation (depreciation) of put options written	(71,046)	(20,628)
Change in unrealized appreciation (depreciation) on call options written	—	88,879

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

The effect of the derivative instruments on the Statements of Operations for the year ended March 31, 2022, serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the period:

Fund	Average notional value of:
Formidable ETF	Purchased Options	$37,032,479
Formidable ETF	Written Options	$(4,920,111)
Formidable Fortress ETF	Purchased Options	$7,915,314
Formidable Fortress ETF	Written Options	$(10,536,202)

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Formidable Asset Management, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds' investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under the Funds’ 12b-1 plan, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ average daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress ETF is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Toroso Asset Management, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory

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Notes to Financial Statements - continuedMarch 31, 2022

Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable Fund and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 and $25,000 per year for the Formidable Fund and the Formidable Fortress Fund, respectively.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Ms. Bloom or Mr. Carter receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Formidable ETF	$32,762,820	$34,016,439
Formidable Fortress ETF	5,206,127	5,001,525

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2022 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$36,987,892	$13,268,533	$2,397,823
Formidable Fortress ETF	20,262,748	623,086	105,580

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the period ended March 31, 2022, such reclassifications were primarily due to the non-recognition of capital gains and losses from in-kind transactions.

The tax character of the distributions during the period ended March 31, 2022 were as follows:

	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$166,818	$24,124

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Notes to Financial Statements - continuedMarch 31, 2022

As of March 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$83,855	$1,240
Accumulated net realized gain (loss) on investments	(143,776)	(137,266)
Net unrealized appreciation (depreciation) on investments	(1,431,900)	(552,545)
	$(1,491,821)	$(688,571)

As of March 31, 2022, the Formidable ETF and Formidable Fortress ETF had capital loss carryforwards of $143,776 and $137,266, respectively. These loss carryforwards are considered short term and may be carried forward indefinitely.

Cost of investments and purchased options for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options, and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$25,307,798	$644,526	$(2,076,426)	$(1,431,900)
Formidable Fortress ETF	20,027,790	958,147	(1,510,692)	(552,545)

The difference between book basis and tax basis distributable earnings is attributable to the deferral of wash sale losses and deferral of losses on passive foreign investment companies.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

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Notes to Financial Statements - continuedMarch 31, 2022

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
Period ended March 31, 2022
Shares sold	1,525,000
Shares reinvested	—
Shares redeemed	(525,000)
Net increase (decrease)	1,000,000

Formidable Fortress ETF
Period ended March 31, 2022
Shares sold	825,000
Shares reinvested	—
Shares redeemed	(25,000)
Net increase (decrease)	800,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Funds are set forth below. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the

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Notes to Financial Statements - continuedMarch 31, 2022

Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

•Special Purpose Acquisition Companies (SPACs). The Formidable ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Market Risk. The market value of securities owned by the Funds may decline, at times sharply and unpredictably.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Funds’ ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Funds invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Risk of Other Equity Securities. Other equity securities in which the Funds may invest include preferred securities, rights and warrants.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

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•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ETF Structure Risks. The Funds are structured as ETFs and as a result are subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Funds will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Funds. In stressed market conditions, the liquidity of shares of the Funds may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than shares of the Funds. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds, shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Funds will fluctuate in response to changes in the Funds’ net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Funds bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) APs

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exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Funds. Due to the costs of buying or selling shares of the Funds, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Funds will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. The Funds may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds’ use of derivatives may magnify losses for the Funds.

If the Funds are not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Funds of options will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Funds’

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Notes to Financial Statements - continuedMarch 31, 2022

expenses and reduce the return. In utilizing certain derivatives, the Funds’ losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Funds.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Funds to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk. To the extent the Funds invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Funds do not seek leveraged returns but as a result of the Funds’ use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Funds with investment exposure greater than the value of the Funds’ investment in the derivative. As a result, these derivatives may magnify losses to the Funds, and even a small market movement may result in significant losses to the Funds.

Issuer Non-Diversification Risk. The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Funds’ investments in securities that the Advisor believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Funds’ investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

Investment Risk. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Funds.

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Funds invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Funds will indirectly bear their proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Funds.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Asset Segregation Risk. The Funds must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Funds will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Funds may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Funds are invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Funds are subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Funds may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Funds may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Funds may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Funds to potentially greater losses.

New Fund Risk. The Funds are new ETFs and have only recently commenced operations. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Funds’ distributor does not maintain a secondary market in the Funds’ shares.

New Advisor Risk. Although the Advisor has implemented the investment strategy for clients in separate accounts, the Advisor has not previously managed an ETF.

Other Risks for the Funds

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material

ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continuedMarch 31, 2022

and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and its shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invests.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

To the Shareholders of Formidable ETF and Formidable Fortress ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, comprising the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of March 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Formidable ETF	For the period from April 29, 2021 (commencement of operations) through March 31, 2022
Formidable Fortress ETF	For the period from July 21, 2021 (commencement of operations) through March 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

FORMIDABLE ETF FUNDs

Report of Independent Registered Public Accounting Firm

FORMIDABLE ETF FUNDS

Report of Independent Registered Public Accounting Firm - continued

ANNUAL REPORT

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

COHEN & COMPANY, LTD.

We have served as the Funds’ auditor since 2021.

Cleveland, Ohio
May 31, 2022

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 833-600-5704.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	12	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008–2021.	12	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	12

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the fourteen series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

Kevin Farragher (64) Trustee	Indefinite, Since December 2019	Senior Product Specialist, Valkyrie Investments, since January 2022. Independent Consultant 2014-2021.	12	None

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since December 2019

Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Thomas A. Carter (55) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since December 2019	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since December 2019

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since December 2019	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 1-833-600-5704 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-833-600-5704 or on the SEC’s website at www.sec.gov.

ANNUAL REPORT

FORMIDABLE FAMILY OF ETFS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2021 and held for the six months period ended March 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

FORMIDABLE ETFs

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 3/31/22
Formidable ETF
Actual	$1,000.00	$1,046.32	1.19%	$6.07
Hypothetical**	$1,000.00	$1,019.00	1.19%	$5.99
Formidable Fortress ETF
Actual	$1,000.00	$1,008.58	0.89%	$4.46
Hypothetical**	$1,000.00	$1,020.49	0.89%	$4.48

*Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Investment Adviser:

Formidable Asset Management, LLC
221 East Fourth Street, Suite 2700
Cincinnati, Ohio 45202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,000 for 2022 and $0 for 2021.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2022 and $0 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Formidable ETFs.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 7, 2022

* Print the name and title of each signing officer under his or her signature.